Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - Recurring - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Other investments	$ 126	$ 121
Assets, total fair value	186	169
Liabilities
Liabilities, total fair value	(106)	(151)
Energy contracts subject to regulatory deferral
Assets
Assets	38	22
Liabilities
Liabilities	(94)	(139)
Energy contracts not subject to regulatory deferral
Assets
Assets	6	8
Liabilities
Liabilities	(12)	(12)
Foreign Exchange Contracts And Total Return Swaps
Assets
Assets	16
Foreign Exchange Contracts, Interest Rate and Total Return Swaps
Assets
Assets		18
Level 1
Assets
Other investments	126	121
Assets, total fair value	142	135
Liabilities
Liabilities, total fair value	0	(1)
Level 1 | Energy contracts subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	(1)
Level 1 | Energy contracts not subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 1 | Foreign Exchange Contracts And Total Return Swaps
Assets
Assets	16
Level 1 | Foreign Exchange Contracts, Interest Rate and Total Return Swaps
Assets
Assets		14
Level 2
Assets
Other investments	0	0
Assets, total fair value	44	34
Liabilities
Liabilities, total fair value	(106)	(150)
Level 2 | Energy contracts subject to regulatory deferral
Assets
Assets	38	22
Liabilities
Liabilities	(94)	(138)
Level 2 | Energy contracts not subject to regulatory deferral
Assets
Assets	6	8
Liabilities
Liabilities	(12)	(12)
Level 2 | Foreign Exchange Contracts And Total Return Swaps
Assets
Assets	0
Level 2 | Foreign Exchange Contracts, Interest Rate and Total Return Swaps
Assets
Assets		4
Level 3
Assets
Other investments	0	0
Assets, total fair value	0	0
Liabilities
Liabilities, total fair value	0	0
Level 3 | Energy contracts subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 3 | Energy contracts not subject to regulatory deferral
Assets
Assets	0	0
Liabilities
Liabilities	0	0
Level 3 | Foreign Exchange Contracts And Total Return Swaps
Assets
Assets	$ 0
Level 3 | Foreign Exchange Contracts, Interest Rate and Total Return Swaps
Assets
Assets		$ 0